Operating Expense (Tables)	6 Months Ended
Jun. 30, 2022
Operating Expense [Abstract]
Summary of Operating Expenses and Other Operating Income

Operating expenses and other operating income (expenses)	Half-year ended	Of which :
	2021/06/30	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(23,079)	(642)	(15,029)	(4,842)	(2,334)	(225)	(6)
General and administrative expenses	(7,632)	(73)	(48)	(3,336)	(4,123)	(51)	—
Marketing and market access expenses	(783)	(2)	(1)	(465)	(316)	—	—
Reorganization and restructuring expenses	(1,786)	(3)	—	—	(1,942)	158	—
Other operating income (expenses)	301	—	—	—	637	—	(336)
TOTAL	(32,979)	(721)	(15,078)	(8,643)	(8,078)	(117)	(343)
(*) : including reversals

Operating expenses and other operating income (expenses)	Half-year ended	Of which :
	2022/06/30	Raw	Contracted	Employee	Other	Depreciation,	Gain /
		materials	research and	expenses	expenses	amortization	(loss) on
		and	development		(maintenance,	and	disposal of
		consumables	activities		fees, travel,	impairment	property,
		used	conducted by		taxes…)	charges	plant and
(in € thousands)			third parties				equipment
Research and development expenses	(17,599)	(1,052)	(8,538)	(4,889)	(2,408)	(712)	—
General and administrative expenses	(8,229)	(133)	(38)	(3,230)	(4,580)	(248)	—
Marketing and market access expenses	(460)	(2)	—	(272)	(182)	(3)	—
Reorganization and restructuring expenses	179	—	—	—	(1)	180	—
Other operating income (expenses)	(423)	—	—	—	(422)	—	(1)
TOTAL	(26,532)	(1,187)	(8,576)	(8,391)	(7,594)	(783)	(1)
(*) : including reversals

Summary of Employee Expenses and Number of Employees
Employee expenses and number of employees were as follows:

Employee expenses	As of
(in € thousands)	2021/06/30	2022/06/30
Wages and salaries	(5,734)	(5,842)
Social security costs	(2,729)	(2,317)
Changes in pension provision	37	(84)
Share-based compensation	(217)	(148)
TOTAL	(8,643)	(8,391)

Number of employees at year-end - detail	As of
	2021/06/30	2022/06/30
Average number of employees	124	127
Number of employees
Research and development	59	65
Services related to research and development	15	17
Administration and management	44	50
Marketing and commercial	4	2
TOTAL	122	134